SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Feb. 29, 2024	May 31, 2023	May 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 104,066	$ 104,066
Accumulated depreciation		(44,435)	(24,384)
Property and equipment, net	$ 45,870	59,631	79,682
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 88,388	88,388
Building		5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 11,780	11,780
Building		7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,898	$ 3,898
Building		3 years